Expense Example - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Diversified Stock Fund - Class A
Expense Example:
1 year	$ 652
3 years	816
5 years	994
10 years	1,508
Fidelity Advisor Diversified Stock Fund - Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,761
Fidelity Advisor Diversified Stock Fund - Class M
Expense Example:
1 year	460
3 years	694
5 years	945
10 years	1,665
Fidelity Advisor Diversified Stock Fund - Class I
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
Fidelity Advisor Diversified Stock Fund - Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604